Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at December 31, 2012, the Company was committed to the following foreign currency forward contracts:

			Fair Value /Carrying Amount
	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013
			$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	201.0	5.93	—	2.1	33.9
Euro	9.8	0.76	—	(0.1)	13.0
Canadian Dollar	9.3	1.01	0.2	—	9.2
British Pound	11.3	0.64	0.3	0.4	17.6

			0.5	2.4	73.7

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s Norwegian Kroner bonds due in 2013, 2015 and 2017. In addition, the cross currency swaps due in 2015 and 2017 economically hedges the interest rate exposure on the Norwegian Kroner bonds due in 2015 and 2017. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner bonds due in 2013, 2015 and 2017. As at December 31, 2012, the Company was committed to the following cross currency swaps:

	Notional Amount	Notional Amount	Floating Rate Receivable		Floating Rate Payable			Fair Value / Carrying Amount of Asset /
Maturity			Reference		Reference		Fixed Rate
Date	NOK	USD	Rate	Margin	Rate	Margin	Payable	Liability
2013	600,000	98,500	NIBOR	4.75%	LIBOR	5.04%	(1)	9,890
2015	700,000	122,800	NIBOR	4.75%			5.52%	3,075
2017	600,000	101,400	NIBOR	5.75%			7.49%	3,545
2017	700,000	125,000	NIBOR	5.25%			6.88%	(2,624)

								13,886

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps which exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. The Company has not designated its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2012, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,170,273	(515,124)	7.9	4.1
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	98,500	(782)	0.9	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,260	165,688	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	341,382	(41,329)	11.5	3.1

		4,492,295	(502,137)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2012, ranged from 0.3% to 4.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(5)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 258.8 million Euros.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at December 31, 2011
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap agreements	1,576	875	225	—	—
Foinaven embedded derivative	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency contracts designated and qualifying as cash flow hedges that was recognized in (1) accumulated other comprehensive income (loss) (or AOCI), (2) recorded in accumulated other comprehensive income (loss) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,412	—	—	Vessel operating expenses	2,007	918	(568)	Vessel operating expenses
	1,436	(660)	General and administrative expenses		4,636	(223)	General and administrative expenses

2,412	1,436	(660)		2,007	5,554	(791)

Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion

(3,559)	(680)	(3,473)	Vessel operating expenses
	(2,360)	(1,402)	General and administrative expenses

(3,559)	(3,040)	(4,875)

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of loss. The effect of the (loss) gain on derivatives not designated as hedging instruments in the statements of loss are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(123,277)	(132,931)	(154,098)
Interest rate swap agreement amendments	—	(149,666)	—
Foreign currency forward contracts	1,155	9,965	(2,274)
Forward freight agreements and bunker fuel swap contracts	—	36	(7,914)
Foinaven embedded derivative	11,452	—	—

	(110,670)	(272,596)	(164,286)

Unrealized gains (losses) relating to:
Interest rate swap agreements	26,770	(58,405)	(146,780)
Foreign currency forward contracts	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts	—	—	(108)
Foinaven embedded derivative	(3,385)	(322)	5,269

	30,318	(70,126)	(135,312)

Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss. The effect of the gain (loss) on cross currency swaps on the consolidated statements of loss is as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034

Total realized and unrealized gains on cross currency swaps	14,343	1,298	4,232

As at December 31, 2012, the Company’s accumulated other comprehensive loss included $0.3 million of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at December 31, 2012, the Company estimated, based on then current foreign exchange rates, that it would reclassify approximately $0.3 million of net gains on foreign currency forward contracts from accumulated other comprehensive loss to earnings during the next 12 months. During 2010, the Company de-designated certain foreign currency forward contracts that were designated as cash flow hedges and reclassified $0.6 million of net losses from accumulated other comprehensive loss to earnings in the consolidated statement of loss. There were no de-designations in 2012 or 2011.

The Company is exposed to credit loss to the extent the fair value represents an asset (see above) in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.